Revenue	6 Months Ended
Jun. 30, 2025
Revenue
Revenue

Note 3

Revenue

Disaggregation of revenue from contracts with customers by activity

The following table provides information about disaggregated revenue.

EUR’000	H1 2025	H1 2024

Revenue disaggregation
Time charter services and transportation and installation services	178,163	68,282
Other revenue, including fees earned for early termination of contracts by customers	120,372	13,936
Total revenue	298,535	82,218

For the six months ended 30 June 2025, the lease component, included within time charter services and transportation and installation, amounts to EUR 74 million (H1 2024: EUR 18 million).

Cadeler Group’s revenue for the six months ended 30 June 2024 is allocated across regions, with 49% generated from Europe and 51% from the rest of the world (H1 2024: 45% from Europe and 55% from the rest of the world). This split excludes the cancellation fee received from Ørsted.

Time charter and time charter related revenue

Revenue from time charter hire services represents contracts with customers where the Group utilises its vessels, equipment and crew to deliver a service to the customer based on either a fixed day rate or milestone deliverables. Contracts may also include other promises such as mobilisation and demobilisation, catering and accommodation.

Transportation and installation revenue

Revenue from transportation and installation (T&I) represents contracts with customers where the Group utilises its vessels, equipment and crew to perform the transportation and installation of offshore wind turbine foundations as well as heavy lifting operations, decommissioning and planning and engineering.

Revenue from transportation and installation activities may, depending on the contract, represent one or more performance obligations.

Usually a fixed milestone payment schedule will be agreed upon. The transaction price may include variable elements, such as those related to fuel, commodities, etc. Payment terms with customers are considered industry standard and do not include a significant financing component. To the extent possible, we obtain payment guarantees to minimise the credit risk during the contract term.

Refer to Note 3 to the consolidated financial statements for 2024 for further information regarding the Group’s accounting policies for each revenue stream.

Lease and non-lease components of revenue

Revenue from time charter and T&I services includes both a lease component (use of the vessels) and a service component. These components are not treated or priced separately in the contracts, nor does the Group offer either of the services separately.

The service component of time charter contracts is primarily derived from crewing costs with a markup. The lease component is calculated by applying the bareboat charter to the on-hire days.

Deferred revenue

Payments received in advance and reservation fees are deferred and recognised as current liabilities if the service or leasing components are due within one year or less. Otherwise, they are presented as non-current liabilities. Deferred revenue is recognised as revenue in profit or loss over time over the period during which the related service is performed.

Note 3

Revenue

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Contract cost

Incremental costs of obtaining a contract and certain costs to fulfil a contract are recognised as an asset if certain criteria are met. Any capitalised contract costs assets are amortised on a systematic basis that is consistent with the transfer of the related goods or services to the customer.

Refer to Note 3 to the consolidated financial statements for 2024 for further information re-garding the Group’s accounting policies for each revenue stream.

As of 30 June 2025, the Company's receivables include contract assets totalling EUR 154 mil-lion, a significant increase from EUR 37 million in 2024. These contract assets represent the Company's entitlement to proportional consideration for ongoing projects as of the balance sheet date. Typically, these contract assets are reclassified to trade receivables when the Company fulfils its obligations and the right to consideration becomes unconditional.

Deferred revenue movement table:

EUR’000	H1 2025	H1 2024

Deferred revenue at 1 January	47,337	13,881
Deferred during the period	66,748	45,633
Recognised as revenue during the period	(25,764)	(34,594)
Total deferred revenue at end of period	88,321	24,920
Current	79,984	23,186
Non-current	8,337	1,734

Major customers

For the six months ended 30 June 2025, revenue from four customers each exceeded 10% of total revenue. The revenue derived from these four customers was EUR 121 million, EUR 41 million, EUR 40 million, and EUR 33 million respectively.

For the six months ended 30 June 2024, revenue from three customers each exceeded 10% of total revenue. The revenue derived from these three customers was EUR 31.7 million, EUR 18.4 million and EUR 14.3 million, respectively.

Operating segments and geographical information

The Group operates seven windfarm installation vessels, which are viewed as one segment. The vessels operate in a global market and are often redeployed to different regions due to changing customers or contracts. Accordingly, we report our operations as a single reportable segment.

Note 3

Revenue

Continued from previous page

Contract backlog

The Group’s order backlog as of the reporting date amounted to EUR 2,022 million (H1 2024: EUR 1,915 million). The table below includes signed contracts as of 30 June. EUR 330 million (H1 2024: EUR 157 million) of the backlog pertains to contracts that management expects to recognise in 2025.

	Within 1	After 1
EUR million	year	year	Total

Contract backlog
Firm	593	1,149	1,742
Subject to exercise of counterparty options (non-contingent)	53	87	140
Subject to exercise of counterparty options (contingent)	53	87	140
Total as of 30 June 2025¹	699	1,323	2,022
Firm	281	1,245	1,526
Subject to exercise of counterparty options (non-contingent)	23	172	195
Subject to exercise of counterparty options (contingent)	23	172	195
Total as of 30 June 2024²	326	1,589	1,915

On 30 June 2025, Cadeler received a notice of termination from Ørsted A/S in relation to the Long-Term Agreement (LTA) for an A Class Windfarm Installation Vessel initially disclosed on 8 April 2024. The termination of the Long-Term Agreement was principally a result of Ørsted’s decision to discontinue work towards the Hornsea 4 Offshore Wind Farm. The value of the LTA was removed from the Group’s order backlog effective as of 30 June 2025.

1 As of 30 June 2025, 100% of the contract backlog relates to projects for which the relevant counterparty has taken a positive FID.

2As of 30 June 2024, 86% of the contract backlog (an aggregate of EUR 1.642 million) relates to projects for which the relevant counterparty has taken a positive FID, and an aggregate of EUR 273 million remains subject to counterparty FID. This refers to both firm and option line items.